Note 23 - Business Segments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
NOTE
23
Business Segments
The Bank has been identified as a reportable operating segment in accordance with the provisions of ASC
280.
HMN, the holding
company, did not meet the quantitative thresholds for a reportable segment and therefore is included in the “Other” category. The Company evaluates performance and allocates resources based on the segment
’
s net income, return on average assets, and return on average equity. Each corporation is managed separately with its own officers and board of directors.

The following table sets forth certain information about the reconciliations of reported net income and assets for each of the Company’
s reportable segments.

(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total

At or for the year ended December 31, 2016:
Interest income – external customers	$27,349	0	0	27,349
Non-interest income – external customers	8,201	0	0	8,201
Intersegment interest income	0	1	(1)	0
Intersegment non-interest income	210	7,148	(7,358)	0
Interest expense	1,004	589	0	1,593
Non-interest expense	23,572	768	(210)	24,130
Income tax expense (benefit)	4,680	(558)	0	4,122
Net income	7,148	6,350	(7,148)	6,350
Total assets	681,257	82,222	(81,456)	682,023

At or for the year ended December 31, 2015:
Interest income – external customers	$21,453	0	0	21,453
Non-interest income – external customers	7,653	0	0	7,653
Intersegment interest income	0	1	(1)	0
Intersegment non-interest income	204	3,629	(3,833)	0
Interest expense	937	571	(1)	1,507
Non-interest expense	22,760	640	(204)	23,196
Income tax expense (benefit)	2,148	(537)	0	1,611
Net income	3,629	2,956	(3,629)	2,956
Total assets	642,151	78,162	(77,152)	643,161

At or for the year ended December 31, 2014:
Interest income – external customers	$20,613	0	0	20,613
Non-interest income – external customers	7,284	0	0	7,284
Intersegment interest income	0	2	(2)	0
Intersegment non-interest income	180	7,644	(7,824)	0
Interest expense	1,213	0	(2)	1,211
Non-interest expense	20,781	802	(180)	21,403
Income tax expense (benefit)	5,438	(536)	0	4,902
Net income	7,644	7,379	(7,644)	7,379
Total assets	576,397	76,221	(75,192)	577,426